Investment in joint venture (Details Narrative) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of joint ventures [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities			₨ 3,500
Adventure and Nature Network Private Limited [member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%	50.00%	50.00%
Estimated financial effect of contingent liabilities		₨ 4,278	₨ 4,459
Capital commitments			₨ 0